Other Intangible Assets, net	12 Months Ended
Dec. 31, 2013
Other Intangible Assets, net
NOTE 7	Other Intangible Assets, net

In 2013, TSYS allocated $401.6 million to other intangible assets due to the acquisition of NetSpend. In 2012, TSYS allocated $76.6 million to other intangible assets due to the acquisitions of ProPay and CPAY. Refer to Note 23 for more information on acquisitions.

Significant components of other intangible assets as of December 31 are summarized as follows:

	2013
(in thousands)	Gross	Accumulated Amortization	Net
Channel relationships	$318,600	(20,261)	$298,339
Customer relationships	167,871	(69,114)	98,757
Trade name	46,561	(6,527)	40,034
Database	28,000	(2,800)	25,200
Covenants-not-to-compete	14,940	(2,887)	12,053
Trade association	10,000	(3,750)	6,250
Favorable lease	875	(89)	786

Total	$586,847	(105,428)	$481,419

	2012
(in thousands)	Gross	Accumulated Amortization	Net
Customer relationships	$167,641	(49,822)	$117,819
Trade association	10,000	(2,750)	7,250
Trade name	2,537	(1,504)	1,033
Channel relationships	1,600	(266)	1,334
Covenants-not-to-compete	3,440	(822)	2,618

Total	$185,218	(55,164)	$130,054

Amortization related to other intangible assets, which is recorded in selling, general and administrative expenses, was $50.0 million, $16.6 million and $13.2 million for 2013, 2012 and 2011, respectively.

The weighted average useful life for each component of other intangible assets, and in total, as of December 31, 2013 is as follows:

Weighted Average Amortization Period (Yrs)
Customer relationships	8.2
Trade association	10.0
Trade name	4.9
Channel relationships	8.0
Database	5.0
Favorable Lease	4.9
Covenants-not-to-compete	5.3

Total	7.6

Estimated future amortization expense of other intangible assets as of December 31, 2013 for the next five years is:

(in thousands)
2014	$77,218
2015	75,770
2016	75,213
2017	74,822
2018	60,166